Bridge Builder Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

December 18, 2014

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Bridge Builder Trust (the “Trust”)
File Nos.: 333-187194 and 811-22811

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 7 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of adding four new series of the Trust—the Bridge Builder Large Cap Growth Fund, the Bridge Builder Large Cap Value Fund, the Bridge Builder Small/Mid Cap Growth Fund, and the Bridge Builder Small/Mid Cap Value Fund.

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will become effective 75 days after filing, on March 3, 2015.  At or before the 75th day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions, concerning the foregoing, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
Secretary of the Trust